Note 9 - Income Taxes (Detail) - Deferred Income Tax Assets and Liabilities (USD $)	Dec. 31, 2011	Dec. 31, 2010
Net operating loss carry forward	$ 984,718	$ 152,583
Equipment	(31,190)	149,946
Valuation allowance	(953,528)	(302,529)
Net deferred tax assets	$ 0	$ 0